Expense Example - LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	81	254	443	989	106	333	578	1,282